Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Fair Value of Certain Financial Assets and Liabilities Measured on Recurring Basis	The Company classifies the fair value of these foreign exchange option contracts in Level 2 because the inputs used in the valuation model are observable in active markets over the term of the respective option contracts.
	Fair value measurement at reporting date using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	March 31,	Assets	Inputs	Inputs
Description	2022	(Level 1)	(Level 2)	(Level 3)
	(In million)
Assets
Current assets
Forward exchange derivative contracts (INR)	13	-	13	-
Non-current assets
Fair valuation of swaps and options (INR)	2,647	-	2,647	-
Forward exchange derivative contracts (INR)	883	-	883	-
Total assets (INR)	3,543	-	3,543	-
Total assets (US$)	46.7	-	46.7	-
	Fair value measurement at reporting date using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	March 31,	Assets	Inputs	Inputs
Description	2022	(Level 1)	(Level 2)	(Level 3)
	(In million)
Liabilities
Current liabilities
Forward exchange derivative contracts (INR)	106	-	106	-
Fair valuation of swaps and forward (INR)	658	-	658	-
Fair valuation of swaps and options (INR)	1,735	-	1,735	-
Non-current liabilities
Fair valuation of swaps and forward (INR)	7	-	7	-
Total Liabilities (INR)	2,506	-	2,506	-
Total Liabilities (US$)	33.0	-	33.0	-

	Fair value measurement at reporting date using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	March 31,	Assets	Inputs	Inputs
Description	2023	(Level 1)	(Level 2)	(Level 3)
	(In million)
Assets
Current Asset
Fair valuation of swaps and forward (INR)	210	-	210	-
Non-current assets
Fair valuation of swaps and options (INR)	5,447	-	5,447	-
Fair valuation of swaps and forward (INR)	1,855	-	1,855	-
Total assets (INR)	7,512	-	7,512	-
Total assets (US$)	91.4	-	91.4	-
	Fair value measurement at reporting date using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	March 31,	Assets	Inputs	Inputs
Description	2023	(Level 1)	(Level 2)	(Level 3)
	(In million)
Liabilities
Current liabilities
Forward exchange derivative contracts (INR)	108	-	108	-
Fair valuation of swaps and forwards (INR)	3	-	3	-
Fair valuation of swaps and options (INR)	1,431	-	1,431	-
Total Liabilities (INR)	1,542	-	1,542	-
Total Liabilities (US$)	18.8	-	18.8	-

Schedule of Carrying Value and Fair Value of Fixed Rate Project Financing Term Loans	The carrying value and fair value of the Company’s fixed rate project financing term loans is as follows:
	As of March 31,
	2022
	Carrying Value	Fair Value *
	(INR)	(INR)	US$
	(In million)
Fixed rate project financing loans:
Foreign currency loans	56,785	57,032	751.7
Indian rupee loans	4,006	3,580	47.2
	As of March 31,
	2023
	Carrying Value	Fair Value *
	(INR)	(INR)	US$
	(In million)
Fixed rate project financing loans:
Foreign currency loans	58,863	45,963	559.2
Indian rupee loans	3,719	4,417	53.7

* Fair value measurement at reporting date using significant unobservable inputs (Level 3).

Schedule of Carrying Value and Fair Value of Investments Classified as Held to Maturity Securities	The carrying value and fair value of the Company’s investment in the Bank of Mauritius notes, classified as held to maturity securities is as follows:
	As of March 31,
	2022
	Carrying Value	Fair Value *
	(INR)	(INR)	US$
	(In million)
Non-current investments:
Fixed rate Bank of Mauritius notes	6	6	0.1
	As of March 31,
	2023
	Carrying Value	Fair Value *
	(INR)	(INR)	US$
	(In million)
Non-current investments:
Fixed rate Bank of Mauritius notes	7	7	0.1

* Fair value measurement at reporting date using significant unobservable inputs (Level 3).